Revision of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of the revision on the Company’s financial statements is reflected
Statement of Operations for the three months ended September 30, 2021	As Previously Reported	Adjustment	As Revised
Issuance cost of over-allotment	$—	$(23,439)	$(23,439)
Net (loss) income	$(21,537)	$(23,439)	$(44,976)
Statement of Operations for the period January 27, 2021 through September 30, 2021	As Previously Reported	Adjustment	As Revised
Issuance cost of over-allotment	$—	$(23,439)	$(23,439)
Net (loss) income	$(41,425)	$(23,439)	$(64,864)
Statement of Shareholders’ Equity as of September 30, 2021	As Previously Reported	Adjustment	As Revised
Additional paid in capital	$4,871,950	$(46,561)	$4,825,389
Accumulated deficit	$(41,425)	$(23,439)	$(64,864)
Total Shareholders’ Deficit	$4,831,527	$(70,000)	$4,761,527
Statement of Cashflow for the period January 27, 2021 through September 30, 2021	As Previously Reported	Adjustment	As Revised
Supplemental disclosure of non-cash financing activities:
Accrued offering costs	$81,000	$70,000	$151,000